Financial Statement Components - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid clinical trial services	$ 807	$ 172	$ 4,421
Prepaid research and development expenses	1,433	1,650	1,876
Prepaid insurance	2,678	3,675	142
Other prepaid expenses	1,444	1,280	1,018
Other current assets	162	160	69
Prepaid expenses and other current assets	$ 6,524	$ 6,937	$ 7,526